14. Commitments (Details)	Dec. 31, 2015 USD ($)
2016	$ 23,032
2017	24,305
2018	25,154
2019	8,615
Total	81,106
Minimum Obligation
2016	109,720
2017	46,568
2018	25,154
2019	8,615
Total	190,057
Sublease Rentals
2016	86,688
2017	22,263
2018	0
2019	0
Total	$ 108,951